Stockholders’ (Deficit) Equity and Stock-Based Compensation - Additional Information (Details) $ / shares in Units, $ in Millions		3 Months Ended	12 Months Ended
	Feb. 07, 2021 USD ($) subsidiary $ / shares	Mar. 31, 2021 shares	Dec. 31, 2021 debt_instrument subsidiary $ / shares shares	Dec. 31, 2020 $ / shares shares
Class of Stock [Line Items]
Proceeds from sale of stock | $	$ 300.0
Issuance of common stock upon exercise of options (in shares)			12,796,353	259,070
Partial Recourse Promissory Notes
Class of Stock [Line Items]
Percent of original principal of notes collateralized			50.00%
Employees And Former Employees | Two Remaining Promissory Notes
Class of Stock [Line Items]
Interest rate			2.26%
Number of instruments | debt_instrument			2
Common Stock
Class of Stock [Line Items]
Issuance of common stock upon exercise of options (in shares)		11,251,423	1,545,000	259,000
Conversion ratio			1
Preferred Stock | Volta Charter
Class of Stock [Line Items]
Stock issued (in shares)			0
Number of shares authorized (in shares)			10,000,000
Class A Common Stock
Class of Stock [Line Items]
Common stock, votes per share | subsidiary	1
Common stock, par value (in dollars per share) | $ / shares			$ 0.0001	$ 0.001
Recapitalization exchange ratio	1.2135
Class A Common Stock | Common Stock
Class of Stock [Line Items]
Common stock, votes per share | subsidiary			1
Class B Common Stock
Class of Stock [Line Items]
Common stock, par value (in dollars per share) | $ / shares	$ 0.0001		$ 0.0001	$ 0.001
Issuance of common stock upon exercise of options (in shares)		11,147,195	365,605
Class B Common Stock | Common Stock
Class of Stock [Line Items]
Common stock, votes per share | subsidiary			10
Series A Redeemable Convertible Preferred Stock
Class of Stock [Line Items]
Recapitalization exchange ratio			1.2135